Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents		$ 1,395,945	$ 1,655,549
Restricted cash		2,224,722	2,638,468
Accounts receivable, net		8,936,315	5,167,701
Notes receivable		835,090	868,679
Inventories, net		15,843,546	18,330,516
Due from related parties		617,324	400,022
Short-term investment			3,336,256
Prepaid expenses and other current assets		5,962,953	12,240,642
TOTAL CURRENT ASSETS		35,815,895	44,637,833
NON-CURRENT ASSETS
Long term prepayments and other non-current assets		1,524,494	3,850,985
Plant, property and equipment, net		65,561,251	41,468,383
Land use rights, net		9,673,696	10,083,242
Intangible assets, net		80,940	3,962,650
Long-term investments, net		1,879,986	3,019,281
Finance lease right-of-use assets		5,968,268
TOTAL NON-CURRENT ASSETS		84,688,635	62,384,541
TOTAL ASSETS		120,504,530	107,022,374
CURRENT LIABILITIES
Accounts payable		33,872,581	12,259,772
Note payable		4,148,265	3,876,748
Short-term loan		7,042,353
Deferred revenue		349,314	347,231
Deferred revenue - related parties		340,850	347,471
Deferred government subsidy		2,816,941	2,871,665
Due to related parties		4,464,165	885,150
Income taxes payable		501,372	506,638
Finance lease liabilities, current		2,610,633
Long-term loan, current		478,880
Long-term payable, current		4,710,644	3,706,628
Consideration payable, current		591,369	582,381
Accrued expenses and other current liabilities		1,561,051	639,761
TOTAL CURRENT LIABILITIES		63,488,418	26,023,445
NON-CURRENT LIABILITIES
Long-term loan, non-current		3,507,092
Finance lease liabilities, non-current		2,295,339
Long term payable, non-current		2,983,062	4,078,843
Consideration payable, non-current		2,703,528	3,358,906
Deferred tax liabilities, net		195,327	199,583
TOTAL NON-CURRENT LIABILITIES		11,684,348	7,637,332
TOTAL LIABILITES		75,172,766	33,660,777
COMMITMENTS AND CONTINGENCIES (Note 23)
MEZZANINE EQUITY
Redeemable non-controlling interests		34,543,186	31,228,329
EQUITY
Additional paid-in capital		32,620,568	33,789,702
Statutory reserves		2,477,940	2,477,940
Accumulated deficits		(30,467,027)	(6,234,447)
Accumulated other comprehensive loss		(1,989,087)	(1,355,358)
TOTAL SHAREHOLDERS’ EQUITY ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS		2,645,008	28,680,373
Non-controlling interests		8,143,570	13,452,895
TOTAL EQUITY		10,788,578	42,133,268
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY		120,504,530	107,022,374
Class A Ordinary Shares
EQUITY
Ordinary shares	[1]	1,957	1,879
Class B Ordinary Shares
EQUITY
Ordinary shares	[1]	$ 657	$ 657

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).